Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 277,662	$ 330,636	$ 549,654	$ 1,188,958	$ 2,022,981	$ 3,131,190
Franchise tax	50,000	50,000	100,000	100,000	200,000	200,000
Loss from operations	327,662	380,636	649,654	1,288,958	(2,222,981)	(3,331,190)
Other (expense) income:
Interest income from investments held in Trust Account	258,639	502,106	519,320	1,347,196	2,168,659	1,121,159
Other (expense) income, net	258,639	502,106	519,320	1,347,196	2,168,659	1,121,159
(Loss) Income before provision for income taxes	(69,023)	121,470	(130,334)	58,238	(54,322)	(2,210,031)
Provision for income taxes	(26,249)	(94,942)	(35,098)	(261,911)		(180,688)
Net (loss) income	$ (95,272)	$ 26,528	$ (165,432)	$ (203,673)	$ (54,322)	$ (2,390,719)
Redemption Feature
Other (expense) income:
Weighted average shares outstanding of common stock (in Shares)	2,148,894	3,629,722	2,160,872	5,486,258	4,175,166	7,719,577
Basic net (loss) income per share of common stock (in Dollars per share)	$ (0.02)		$ (0.04)	$ (0.03)	$ (0.01)	$ (0.24)
Diluted net (loss) income per share of common stock (in Dollars per share)	$ (0.02)		$ (0.04)	$ (0.03)	$ (0.01)	$ (0.24)
No Redemption Feature
Other (expense) income:
Weighted average shares outstanding of common stock (in Shares)	2,283,976	2,283,976	2,283,976	2,283,976	2,283,976	2,281,786
Basic net (loss) income per share of common stock (in Dollars per share)	$ (0.02)		$ (0.04)	$ (0.03)	$ (0.01)	$ (0.24)
Diluted net (loss) income per share of common stock (in Dollars per share)	$ (0.02)		$ (0.04)	$ (0.03)	$ (0.01)	$ (0.24)